Fees Summary	Feb. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,513,765
Previously Paid Amount	(0)
Total Fee Amount	761.45
Total Offset Amount	(0)
Net Fee	$ 761.45